Stock Options - Disclosure of weighted average assumptions used for valuation of stock option grants (Details)	12 Months Ended
	Mar. 31, 2024 Year $ / shares	Mar. 31, 2023 Year $ / shares	Mar. 31, 2022 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Share price on grant date	$ 2.72	$ 3.66	$ 16.61
Exercise price	$ 2.72	$ 3.66	$ 16.61
Risk-free interest rate	3.40%	3.22%	1.23%
Expected life of options | Year	5	5	4.9
Annualized volatility	103.00%	101.00%	94.00%
Forfeiture rate	0.00%	0.00%	0.00%